Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2024
Loan Commitments [Abstract]
Schedule of Outstanding Loan Commitments	At June 30, 2024 and 2023, the Banks had the following outstanding loan commitments:
	2024		2023
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$-	$14,965	$-	$13,372
Commitments to fund real estate construction loans	-	10,272	-	8,919
Other unused commitments:
Commercial and industrial loans	90	370	84	668
Other	460	741	562	5,010
Letters of credit	-	212	-	626